UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-9082

M FUND, INC.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon		97209
(Address of principal executive offices)		(Zip code)

Daniel F. Byrne, President M Fund, Inc. M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)

With a copy to:
Frederick R. Bellamy, Esquire Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2415

Registrant’s telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31/2009

Date of reporting period:	9/30/2009

Item 1. Schedule of Investments.

The schedule of investments for the period ending September 30, 2009, is filed herewith

Brandes International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2009

Shares		Value (Note 1)

	FOREIGN COMMON STOCKS—99.1%

	Bermuda—0.4%
73,790	XL Capital, Ltd.†	$1,288,373

	Brazil—2.0%
9,342	Brasil Telecom Participacoes SA, ADR†	497,929
259,200	Centrais Eletricas Brasileiras SA, SP ADR	4,009,824
20,187	Contax Participacoes SA, ADR†	44,210
56,717	Tele Norte Leste Participacoes SA, ADR	1,065,712
5,560	Tim Participacoes SA, ADR†	136,776
19,132	Vivo Participacoes SA, ADR†	483,083
		6,237,534
	Finland—1.6%
353,100	Nokia OYJ	5,191,151

	France—12.7%
1,432,500	Alcatel-Lucent†, *	6,406,044
165,384	Carrefour SA	7,499,893
196,800	Credit Agricole SA	4,111,054
204,729	France Telecom SA†	5,452,176
299,056	Natixis*	1,802,393
84,900	Renault SA†, *	3,957,505
149,527	Sanofi-Aventis	10,969,590
		40,198,655
	Germany—8.1%
117,046	BASF SE	6,199,904
68,800	Bayerische Motoren Werke AG	3,316,223
185,900	Deutsche Post AG	3,480,881
551,400	Deutsche Telekom AG, Registered†	7,525,723
84,600	Henkel AG & Co. KGaA (Preference)†	3,640,935
284,784	Infineon Technologies AG*	1,605,979
		25,769,645
	Italy—6.9%
78,400	Eni SpA	1,958,862
1,396,080	Intesa Sanpaolo SpA*	6,172,719
2,682,238	Telecom Italia SpA	4,704,531
4,975,190	Telecom Italia SpA-RSP	6,113,484
428,261	UniCredit SpA†, *	1,672,706
1,228,600	Unipol Gruppo Finanziario SpA (Preference)	1,223,034
		21,845,336
	Japan—25.6%
186,000	Aiful Corp.†	218,200
169,000	Akita Bank, Ltd. (The)	687,291
76,400	Canon, Inc.	3,098,508
520,000	Chuo Mitsui Trust Holdings, Inc.	1,934,641
220,000	Dai Nippon Printing Co., Ltd.	3,038,043
117,238	Daiichi Sankyo Co., Ltd.†	2,427,149
164,300	FUJIFILM Holdings Corp.†	4,937,903
572,000	Hitachi, Ltd.†, *	1,763,834
894,500	Mitsubishi UFJ Financial Group, Inc.†	4,817,038

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Japan (Continued)
226,699	Mitsui Sumitomo Insurance Group Holdings, Inc.	$6,268,700
2,272,000	Mizuho Financial Group, Inc.	4,518,362
107,400	Nippon Telegraph & Telephone Corp.	4,991,721
94,000	Ono Pharmaceutical Co., Ltd.	4,904,530
94,800	Rohm Co., Ltd.	6,651,517
95,000	Seven & I Holdings Co., Ltd.	2,281,995
387,500	Sompo Japan Insurance, Inc.	2,614,938
146,000	Sony Corp.†	4,330,820
138,600	Sumitomo Mitsui Financial Group, Inc.†	4,846,858
114,000	Taisho Pharmaceutical Co., Ltd.†	2,311,714
81,400	Takeda Pharmaceutical Co., Ltd.†	3,401,330
164,090	Takefuji Corp.†	579,325
93,900	TDK Corp.†	5,444,847
165,800	Tokio Marine Holdings, Inc.†	4,816,267
		80,885,531
	Mexico—1.3%
64,000	Cemex SAB de CV, SP ADR*	826,880
182,100	Telefonos de Mexico SAB de CV, Class L, SP ADR†	3,175,824
		4,002,704
	Netherlands—8.9%
678,333	Aegon NV*	5,756,330
67,900	Akzo Nobel NV†	4,205,031
289,232	Koninklijke Ahold NV	3,477,907
90,501	SNS Reaal*	729,201
548,700	STMicroelectronics NV	5,168,366
206,882	Unilever NV CVA†	5,960,443
139,383	Wolters Kluwer NV	2,975,868
		28,273,146
	New Zealand—0.4%
633,252	Telecom Corp. of New Zealand, Ltd.	1,217,942

	Portugal—2.3%
686,408	Portugal Telecom SGPS SA, Registered	7,264,751

	South Korea—2.6%
214,900	Korea Electric Power Corp., SP ADR*	3,275,076
80,200	KT Corp., SP ADR	1,393,876
199,977	SK Telecom Co., Ltd., ADR	3,489,599
		8,158,551
	Spain—1.6%
185,512	Telefonica SA	5,116,799

	Sweden—1.5%
464,730	Telefonaktiebolaget LM Ericsson, Series B	4,662,086

	Switzerland—4.2%
100,300	Swiss Reinsurance, Registered	4,521,789
10,440	Swisscom AG, Registered	3,730,188

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Switzerland (Continued)
227,462	Tyco Electronics, Ltd.	$5,067,853
		13,319,830
	United Kingdom—19.0%
172,019	AstraZeneca Plc	7,718,424
801,994	Barclays Plc*	4,748,397
330,550	BP Plc	2,925,071
322,100	British Sky Broadcasting Group Plc	2,945,650
260,107	GlaxoSmithKline Plc	5,117,464
261,900	Home Retail Group Plc	1,139,512
438,045	HSBC Holdings Plc	5,018,870
4,709,800	ITV Plc	3,328,925
826,500	J Sainsbury Plc	4,298,336
1,693,600	Kingfisher Plc	5,769,799
1,341,738	Marks & Spencer Group Plc	7,774,464
59,000	Next Plc	1,691,859
1,755,110	Royal Bank of Scotland Group Plc*	1,487,115
847,201	WM Morrison Supermarkets Plc	3,759,331
98,569	Wolseley Plc 144A#, *	2,376,992
		60,100,209

	TOTAL FOREIGN COMMON STOCKS (Cost $405,307,302)	313,532,243

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—18.7%

$1,584,700	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	10/01/2009	1,584,700

Shares

57,452,812	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	57,452,812

	TOTAL SHORT-TERM INVESTMENTS (Cost $59,037,512)	59,037,512

	TOTAL INVESTMENTS AT MARKET VALUE—117.8% (Cost $464,344,814)	372,569,755
	Other Liabilities in Excess of Assets—(17.8)%	(56,187,096)
	NET ASSETS—100.0%	$316,382,659

Notes to the Schedule of Investments:
ADR—American Depositary Receipt
SP ADR—Sponsored American Depositary Receipt
†	Denotes all or a portion of security on loan (Note 1).
*	Non-income producing security
#	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
††	Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedule of Investments.

At September 30, 2009, industry sector diversification of the Brandes International Equity Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Diversified Telecommunication Services	16.5%
Commercial Banks	13.2%
Pharmaceuticals	11.6%
Insurance	8.4%
Food and Staples Retailing	6.7%
Electronic Equipment, Instruments & Components	5.4%
Communications Equipment	5.1%
Semiconductors and Semiconductor Equipment	4.2%
Chemicals	3.3%
Multiline Retail	3.0%
Media	2.9%
Automobiles	2.3%
Electric Utilities	2.3%
Food Products	1.9%
Specialty Retail	1.8%
Oil, Gas and Consumable Fuels	1.5%
Household Durables	1.4%
Wireless Telecommunication Services	1.3%
Household Products	1.2%
Air Freight and Logistics	1.1%
Commercial Services & Supplies	1.0%
Office Electronics	1.0%
Trading Companies and Distributors	0.8%
Internet and Catalog Retail	0.4%
Construction Materials	0.3%
Consumer Finance	0.3%
Diversified Financial Services	0.2%
Short-Term Investments	18.7%
Total	117.8%

The accompanying notes are an integral part of these Schedule of Investments.

Turner Core Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2009

Shares		Value (Note 1)

	COMMON STOCKS—99.0%

	Air Freight and Logistics—0.7%
11,420	C. H. Robinson Worldwide, Inc.	$659,505

	Automobiles—0.6%
20,230	Honda Motor Co., Ltd., SP ADR	613,171

	Beverages—3.0%
48,810	PepsiCo, Inc.	2,863,195

	Biotechnology—6.9%
12,310	Alexion Pharmaceuticals, Inc.*	548,287
47,560	Amgen, Inc.*	2,864,539
68,230	Gilead Sciences, Inc.*	3,178,154
		6,590,980
	Capital Markets—9.0%
35,820	Ameriprise Financial, Inc.	1,301,341
7,900	BlackRock, Inc.†	1,712,878
94,850	Charles Schwab Corp. (The)	1,816,377
91,400	Fortress Investment Group LLC, Class A*	475,280
9,430	Goldman Sachs Group, Inc. (The)	1,738,421
35,230	T. Rowe Price Group, Inc.†	1,610,011
		8,654,308
	Chemicals—1.3%
16,210	Monsanto Co.	1,254,654

	Commercial Banks—0.5%
45,970	Fifth Third Bancorp	465,676

	Communications Equipment—9.1%
214,110	Alcatel-Lucent, SP ADR*	961,354
155,020	Cisco Systems, Inc.*	3,649,171
16,390	F5 Networks, Inc.*	649,536
32,310	Juniper Networks, Inc.*	873,016
57,500	QUALCOMM, Inc.	2,586,350
		8,719,427
	Computers and Peripherals—4.6%
23,640	Apple, Inc.*	4,382,147

	Diversified Financial Services—1.5%
7,230	IntercontinentalExchange, Inc.*	702,684
25,410	MSCI, Inc., Class A*	752,644
		1,455,328
	Diversified Telecommunication Services—1.3%
87,220	China Unicom, (Hong Kong), Ltd., ADR†	1,242,013

	Energy Equipment and Services—5.4%
43,510	Cameron International Corp.*	1,645,548
20,730	Transocean, Ltd.*	1,773,037

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Energy Equipment and Services (Continued)
82,000	Weatherford International, Ltd.*	$1,699,860
		5,118,445
	Food and Staples Retailing—2.6%
45,050	CVS Caremark Corp.	1,610,087
29,820	Whole Foods Market, Inc.†, *	909,212
		2,519,299
	Food Products—1.3%
42,410	Archer-Daniels-Midland Co.	1,239,220

	Gas Utilities—1.0%
26,330	Questar Corp.	988,955

	Health Care Equipment and Supplies—1.6%
2,362	Intuitive Surgical, Inc.†, *	619,434
23,780	St. Jude Medical, Inc.*	927,658
		1,547,092
	Health Care Providers and Services—1.8%
22,650	Express Scripts, Inc.*	1,757,187

	Hotels, Restaurants & Leisure—1.1%
14,200	Wynn Resorts, Ltd.†, *	1,006,638

	Household Durables—1.3%
114,840	Pulte Homes, Inc.†	1,262,092

	Household Products—1.5%
18,350	Colgate-Palmolive Co.	1,399,738

	Insurance—1.2%
43,000	Hartford Financial Services Group, Inc. (The)	1,139,500

	Internet and Catalog Retail—2.1%
21,580	Amazon.com, Inc.*	2,014,709

	Internet Software and Services—3.0%
5,780	Google, Inc., Class A*	2,866,013

	IT Services—3.5%
36,730	International Game Technology	788,960
5,000	MasterCard, Inc., Class A	1,010,750
22,850	Visa, Inc., Class A	1,579,164
		3,378,874
	Machinery—2.6%
17,580	Caterpillar, Inc.	902,382
16,740	Cummins, Inc.	750,119

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Machinery (Continued)
17,710	Joy Global, Inc.	$866,727
		2,519,228
	Media—1.3%
50,310	Cablevision Systems Corp.	1,194,863

	Metals and Mining—2.6%
105,720	Alcoa, Inc.	1,387,046
6,310	Rio Tinto Plc, SP ADR	1,074,530
		2,461,576
	Multiline Retail—1.5%
24,270	Kohl’s Corp.*	1,384,603

	Oil, Gas and Consumable Fuels—7.3%
21,350	Enbridge, Inc.	828,380
23,940	Occidental Petroleum Corp.	1,876,896
45,210	Petrohawk Energy Corp.*	1,094,534
41,320	Petroleo Brasileiro SA, ADR	1,896,588
29,850	Southwestern Energy Co.*	1,273,998
		6,970,396
	Personal Products—1.2%
34,690	Avon Products, Inc.	1,178,072

	Pharmaceuticals—2.8%
11,780	Allergan, Inc.	668,633
82,880	Pfizer, Inc.	1,371,664
12,920	Teva Pharmaceutical Industries, Ltd., SP ADR	653,235
		2,693,532
	Professional Services—0.6%
24,090	Robert Half International, Inc.†	602,732

	Real Estate Investment Trusts (REITs)—0.8%
16,220	Digital Realty Trust, Inc., REIT†	741,416

	Semiconductors and Semiconductor Equipment—6.2%
136,820	Applied Materials, Inc.	1,833,388
37,710	ASML Holding NV	1,115,085
44,570	Broadcom Corp., Class A*	1,367,853
48,400	Lam Research Corp.†, *	1,653,344
		5,969,670
	Software—1.5%
20,630	Adobe Systems, Inc.*	681,615
13,100	Salesforce.com, Inc.*	745,783
		1,427,398
	Specialty Retail—1.8%
20,340	Guess?, Inc.	753,393

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Specialty Retail (Continued)
44,370	Lowe’s Cos., Inc.	$929,108
		1,682,501
	Textiles, Apparel and Luxury Goods—0.6%
18,420	Coach, Inc.	606,386

	Water Utilities—0.7%
38,340	Aqua America, Inc.†	676,318

	Wireless Telecommunication Services—1.6%
23,180	America Movil SAB de CV, Series L, ADR	1,015,979
6,970	Millicom International Cellular SA*	506,998
		1,522,977

	TOTAL COMMON STOCKS (Cost $80,477,689)	94,769,834

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—10.9%

$1,361,118	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	10/01/2009	1,361,118

Shares
9,044,873	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	9,044,873

	TOTAL SHORT-TERM INVESTMENTS (Cost $10,405,991)	10,405,991

	TOTAL INVESTMENTS AT MARKET VALUE—109.9% (Cost $90,883,680)	105,175,825
	Other Liabilities in Excess of Assets—(9.9)%	(9,509,894)
	NET ASSETS—100.0%	$95,665,931

Notes to the Schedule of Investments:
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
SP ADR—Sponsored American Depositary Receipt
† Denotes all or a portion of security on loan (Note 1).
* Non-income producing security
†† Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedule of Investments.

At September 30, 2009, industry sector diversification of the Turner Core Growth Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	27.1%
Health Care	13.2%
Financials	13.0%
Energy	12.6%
Consumer Discretionary	11.0%
Consumer Staples	9.6%
Industrials	4.0%
Materials	3.9%
Telecommunication Services	2.9%
Utilities	1.7%
Short-Term Investments	10.9%
Total	109.9%

The accompanying notes are an integral part of these Schedule of Investments.

Frontier Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2009

Shares		Value (Note 1)

	COMMON STOCKS—96.9%

	Aerospace & Defense—1.4%
25,850	Goodrich Corp.	$1,404,689
33,190	Orbital Sciences Corp.*	496,854
		1,901,543
	Air Freight and Logistics—0.6%
34,100	Hub Group, Inc., Class A†, *	779,185

	Auto Components—0.9%
25,300	Autoliv, Inc.†	850,080
26,500	Gentex Corp.†	374,975
		1,225,055
	Biotechnology—0.9%
38,700	BioMarin Pharmaceutical, Inc.†, *	699,696
78,400	Nanosphere, Inc.*	561,344
		1,261,040
	Capital Markets—2.7%
65,100	GFI Group, Inc.	470,673
17,000	Lazard, Ltd., Class A	702,270
41,000	Raymond James Financial, Inc.†	954,480
16,500	Thomas Weisel Partners Group, Inc.†, *	88,110
51,700	Waddell & Reed Financial, Inc., Class A	1,470,865
		3,686,398
	Chemicals—3.0%
9,200	Airgas, Inc.	445,004
40,400	Albemarle Corp.†	1,397,840
57,600	Cabot Corp.	1,331,136
16,600	FMC Corp.†	933,750
		4,107,730
	Commercial Banks—1.3%
405,300	CapitalSource, Inc.†	1,759,002

	Commercial Services & Supplies—3.3%
15,100	Avery Dennison Corp.	543,751
22,100	Clean Harbors, Inc.†, *	1,243,346
120,300	EnergySolutions, Inc.†	1,109,166
41,200	Republic Services, Inc.	1,094,684
22,720	Ritchie Bros. Auctioneers, Inc.†	557,549
		4,548,496
	Communications Equipment—3.8%
41,800	ADTRAN, Inc.†	1,026,190
36,090	Anaren, Inc.*	613,530
120,614	Arris Group, Inc.*	1,569,188
22,600	Ciena Corp.†, *	367,928
27,500	CommScope, Inc.†, *	823,075
58,400	Harmonic, Inc.*	390,112

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Communications Equipment (Continued)
166,620	Sonus Networks, Inc.†, *	$353,234
		5,143,257
	Computers and Peripherals—3.1%
36,642	Avid Technology, Inc.†, *	516,286
32,550	Diebold, Inc.	1,071,871
32,000	Seagate Technology†	486,720
60,700	Western Digital Corp.*	2,217,371
		4,292,248
	Construction and Engineering—3.8%
65,720	Chicago Bridge & Iron Co., NV	1,227,650
26,080	Fluor Corp.	1,326,168
37,600	Foster Wheeler AG*	1,199,816
18,680	Jacobs Engineering Group, Inc.*	858,346
26,700	Quanta Services, Inc.†, *	590,871
		5,202,851
	Containers and Packaging—3.8%
162,800	Crown Holdings, Inc.*	4,428,160
35,300	Packaging Corp. of America	720,120
		5,148,280
	Diversified Consumer Services—0.5%
43,300	Sotheby’s	746,059

	Diversified Telecommunication Services—0.8%
34,100	Cogent Communications Group, Inc.†, *	385,330
88,600	Premiere Global Services, Inc.*	736,266
		1,121,596
	Electrical Equipment—2.6%
26,900	AO Smith Corp.†	1,024,890
55,700	Belden, Inc.	1,286,670
9,000	Franklin Electric Co., Inc.†	258,030
16,600	Hubbell, Inc., Class B	697,200
8,300	Thomas & Betts Corp.†, *	249,664
		3,516,454
	Electronic Equipment, Instruments & Components—3.9%
34,600	Cognex Corp.†	566,748
27,400	DTS, Inc.†, *	750,212
205,700	Flextronics International, Ltd.*	1,534,522
16,100	Itron, Inc.†, *	1,032,654
55,200	Jabil Circuit, Inc.	740,232
24,300	Rogers Corp.*	728,271
		5,352,639
	Energy Equipment and Services—3.2%
7,400	Core Laboratories NV†	762,866
31,100	Dril-Quip, Inc.†, *	1,543,804
10,711	ENSCO International, Inc.	455,646
10,600	National-Oilwell Varco, Inc.*	457,178

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Energy Equipment and Services (Continued)
31,360	Noble Corp.	$1,190,426
		4,409,920
	Food Products—0.5%
41,200	Smart Balance, Inc.†, *	252,968
32,200	Smithfield Foods, Inc.†, *	444,360
		697,328
	Health Care Equipment and Supplies—5.5%
78,800	Cooper Cos., Inc. (The)†	2,342,724
238,600	Dexcom, Inc.†, *	1,892,098
134,800	Hansen Medical, Inc.†, *	471,800
199,200	Insulet Corp.†, *	2,237,016
131,700	RTI Biologics, Inc.*	572,895
		7,516,533
	Health Care Providers and Services—3.0%
31,300	Catalyst Health Solutions, Inc.*	912,395
11,600	Mednax, Inc.*	637,072
110,600	Omnicare, Inc.†	2,490,712
		4,040,179
	Health Care Technology—0.3%
22,800	Eclipsys Corp.†, *	440,040

	Hotels, Restaurants & Leisure—0.3%
19,100	Cheesecake Factory (The)†, *	353,732

	Household Durables—0.7%
28,100	Harman International Industries, Inc.	952,028

	Industrial Conglomerates—0.4%
16,100	Carlisle Cos., Inc.	545,951

	Insurance—4.4%
16,400	Everest Re Group, Ltd.	1,438,280
49,200	Montpelier Re Holdings, Ltd.†	802,944
33,800	OneBeacon Insurance Group, Ltd.†	464,412
52,500	W. R. Berkley Corp.†	1,327,200
4,400	White Mountains Insurance Group, Ltd.	1,350,844
23,100	Willis Group Holdings, Ltd.	651,882
		6,035,562
	Internet Software and Services—0.6%
22,200	comScore, Inc.†, *	399,822
25,700	Switch & Data Facilities Co.†, *	349,777
		749,599
	IT Services—2.9%
105,000	Amdocs, Ltd.*	2,822,400
13,200	Global Payments, Inc.	616,440

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	IT Services (Continued)
63,400	Ness Technologies, Inc.*	$500,226
		3,939,066
	Life Sciences Tools and Services—3.8%
26,200	Icon Plc, SP ADR*	641,638
53,100	Illumina, Inc.†, *	2,256,750
9,260	Millipore Corp.*	651,256
32,200	Pharmaceutical Product Development, Inc.	706,468
40,900	QIAGEN NV*	870,352
		5,126,464
	Machinery—3.5%
66,700	Albany International Corp., Class A	1,293,980
22,800	Kadant, Inc.*	276,564
33,500	Kaydon Corp.†	1,086,070
23,600	Navistar International Corp.*	883,112
28,000	Pall Corp.	903,840
10,800	Pentair, Inc.†	318,816
		4,762,382
	Marine—0.7%
24,500	Kirby Corp.†, *	902,090

	Media—0.7%
56,700	Cinemark Holdings, Inc.†	587,412
103,000	RHI Entertainment, Inc.†, *	327,540
		914,952
	Metals and Mining—1.1%
22,300	Brush Engineered Materials, Inc.*	545,458
76,100	Hecla Mining Co.†, *	334,079
23,100	RTI International Metals, Inc.*	575,421
		1,454,958
	Multiline Retail—0.7%
20,840	Dollar Tree, Inc.†, *	1,014,491

	Oil, Gas and Consumable Fuels—5.7%
19,500	Cabot Oil & Gas Corp.	697,125
29,500	CONSOL Energy, Inc.	1,330,745
24,000	Continental Resources, Inc.†, *	940,080
39,900	Frontier Oil Corp.†	555,408
12,900	InterOil Corp.†, *	506,712
19,100	Massey Energy Co.	532,699
108,660	Talisman Energy, Inc.	1,884,164

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Oil, Gas and Consumable Fuels (Continued)
28,400	World Fuel Services Corp.†	$1,365,188
		7,812,121
	Paper and Forest Products—0.3%
37,300	Neenah Paper, Inc.	439,021

	Personal Products—0.0%
3,600	Nu Skin Enterprises, Inc., Class A	66,708

	Pharmaceuticals—0.3%
12,300	Perrigo Co.†	418,077

	Real Estate Investment Trusts (REITs)—2.8%
156,200	Annaly Capital Management, Inc., REIT†	2,833,468
242,400	Chimera Investment Corp., REIT	925,968
		3,759,436
	Road and Rail—1.3%
32,300	Kansas City Southern†, *	855,627
23,700	Landstar System, Inc.†	902,022
		1,757,649
	Semiconductors and Semiconductor Equipment—12.3%
65,200	Actel Corp.†, *	793,484
52,000	Altera Corp.†	1,066,520
50,700	ATMI, Inc.*	920,205
20,000	Cabot Microelectronics Corp.*	697,200
47,400	Cree, Inc.†, *	1,741,950
37,500	Cymer, Inc.†, *	1,457,250
46,400	Fairchild Semiconductor International, Inc.†, *	474,672
85,020	Integrated Device Technology, Inc.*	574,735
69,900	International Rectifier Corp.*	1,362,351
64,600	Maxim Integrated Products, Inc.	1,171,844
53,400	Microsemi Corp.*	843,186
50,040	National Semiconductor Corp.†	714,071
147,300	PMC-Sierra, Inc.*	1,408,188
21,200	Silicon Laboratories, Inc.†, *	982,832
197,870	Skyworks Solutions, Inc.*	2,619,799
		16,828,287
	Software—1.0%
30,200	Manhattan Associates, Inc.†, *	610,040
10,300	Rovi Corp.†, *	346,080
42,700	TiVo, Inc.†, *	442,372
		1,398,492
	Specialty Retail—1.7%
173,940	Chico’s FAS, Inc.*	2,261,220

	Trading Companies and Distributors—1.1%
26,700	Watsco, Inc.†	1,439,397

	Wireless Telecommunication Services—1.7%
116,600	MetroPCS Communications, Inc.†, *	1,091,376

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Wireless Telecommunication Services (Continued)
40,200	NII Holdings, Inc.*	$1,205,196
		2,296,572

	TOTAL COMMON STOCKS (Cost $116,115,272)	132,124,088

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—30.0%

$4,363,099	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	10/01/2009	4,363,099

Shares
36,479,305	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	36,479,305

	TOTAL SHORT-TERM INVESTMENTS (Cost $40,842,404)	40,842,404

	TOTAL INVESTMENTS AT MARKET VALUE—126.9% (Cost $156,957,676)	172,966,492
	Other Liabilities in Excess of Assets—(26.9)%	(36,694,405)
	NET ASSETS—100.0%	$136,272,087

Notes to the Schedule of Investments:
REIT—Real Estate Investment Trust
SP ADR—Sponsored American Depositary Receipt
† Denotes all or a portion of security on loan (Note 1).
* Non-income producing security
†† Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedule of Investments.

At September 30, 2009, industry sector diversification of the Frontier Capital Appreciation Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	27.6%
Industrials	18.6%
Health Care	13.8%
Financials	11.2%
Energy	9.0%
Materials	8.2%
Consumer Discretionary	5.5%
Telecommunication Services	2.5%
Consumer Staples	0.5%
Short-Term Investments	30.0%
Total	126.9%

The accompanying notes are an integral part of these Schedule of Investments.

Business Opportunity Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2009

Shares		Value (Note 1)

	COMMON STOCKS—98.8%

	Aerospace & Defense—9.9%
35,790	General Dynamics Corp.	$2,312,034
23,730	Lockheed Martin Corp.	1,852,839
21,500	Precision Castparts Corp.	2,190,205
38,300	Raytheon Co.	1,837,251
		8,192,329
	Biotechnology—6.3%
41,160	Amgen, Inc.*	2,479,067
28,315	Biogen Idec, Inc.*	1,430,474
23,360	Genzyme Corp.*	1,325,213
		5,234,754
	Capital Markets—10.9%
90,040	Bank of New York Mellon Corp. (The)	2,610,260
8,320	Goldman Sachs Group, Inc. (The)	1,533,792
76,700	Morgan Stanley	2,368,496
48,140	State Street Corp.	2,532,164
		9,044,712
	Chemicals—2.2%
22,020	Praxair, Inc.	1,798,814

	Commercial Banks—2.1%
79,490	U.S. Bancorp	1,737,651

	Communications Equipment—3.7%
124,690	Cisco Systems, Inc.*	2,935,202
3,760	QUALCOMM, Inc.	169,125
		3,104,327
	Computers and Peripherals—6.8%
33,260	EMC Corp.*	566,750
47,780	Hewlett-Packard Co.	2,255,694
23,500	International Business Machines Corp.	2,810,835
		5,633,279
	Diversified Financial Services—5.7%
77,960	Bank of America Corp.	1,319,083
78,840	JPMorgan Chase & Co.	3,454,769
		4,773,852
	Diversified Telecommunication Services—2.2%
66,550	AT&T, Inc.	1,797,516

	Electronic Equipment, Instruments & Components—1.6%
47,710	Agilent Technologies, Inc.†, *	1,327,769

	Energy Equipment and Services—2.3%
53,140	Halliburton Co.	1,441,157

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Energy Equipment and Services (Continued)
5,230	Transocean, Ltd.*	$447,322
		1,888,479
	Food and Staples Retailing—4.3%
46,660	CVS Caremark Corp.	1,667,628
38,450	Wal-Mart Stores, Inc.	1,887,511
		3,555,139
	Health Care Equipment and Supplies—3.1%
21,940	Baxter International, Inc.	1,250,799
18,780	Becton, Dickinson & Co.	1,309,905
		2,560,704
	Hotels, Restaurants & Leisure—5.2%
29,950	McDonald’s Corp.	1,709,247
78,350	Yum! Brands, Inc.	2,645,096
		4,354,343
	Household Products—2.3%
32,530	Kimberly-Clark Corp.	1,918,619

	Internet Software and Services—4.1%
65,800	eBay, Inc.*	1,553,538
3,700	Google, Inc., Class A*	1,834,645
		3,388,183
	IT Services—2.7%
24,960	Accenture Plc, Class A	930,259
9,600	Computer Sciences Corp.*	506,016
4,060	MasterCard, Inc., Class A	820,729
		2,257,004
	Life Sciences Tools and Services—1.3%
25,330	Thermo Fisher Scientific, Inc.*	1,106,161

	Media—4.1%
81,930	DIRECTV Group, Inc. (The)†, *	2,259,630
16,410	Liberty Media Corp. - Entertainment, Series A*	510,515
21,970	Walt Disney Co. (The)	603,296
		3,373,441
	Metals and Mining—1.1%
32,790	Teck Resources, Ltd., Class B†, *	904,020

	Oil, Gas and Consumable Fuels—6.4%
31,800	Chevron Corp.	2,239,674
23,950	ConocoPhillips	1,081,582
29,390	Devon Energy Corp.	1,978,829
		5,300,085
	Pharmaceuticals—3.9%
12,160	Abbott Laboratories	601,555
17,450	Johnson & Johnson	1,062,531

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Pharmaceuticals (Continued)
30,750	Shire Plc, ADR	$1,607,917
		3,272,003
	Software—6.2%
45,640	CA, Inc.	1,003,624
74,080	Microsoft Corp.	1,917,931
106,860	Oracle Corp.	2,226,962
		5,148,517
	Specialty Retail—0.4%
13,150	Home Depot, Inc. (The)	350,315

	TOTAL COMMON STOCKS (Cost $71,137,075)	82,022,016

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—5.7%

$792,100	State Street Bank & Trust Co. (Euro Time Deposit)	0.010%	10/01/2009	792,100

Shares

3,910,446	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	3,910,446

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,702,546)	4,702,546

	TOTAL INVESTMENTS AT MARKET VALUE—104.5% (Cost $75,839,621)	86,724,562
	Other Liabilities in Excess of Assets—(4.5)%	(3,734,437)
	NET ASSETS—100.0%	$82,990,125

Notes to the Schedule of Investments:
ADR—American Depositary Receipt
†	Denotes all or a portion of security on loan (Note 1).
*	Non-income producing security
††	Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedule of Investments.

At September 30, 2009, industry sector diversification of the Business Opportunity Value Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	25.1%
Financials	18.7%
Health Care	14.7%
Industrials	9.9%
Consumer Discretionary	9.7%
Energy	8.7%
Consumer Staples	6.6%
Materials	3.2%
Telecommunication Services	2.2%
Short-Term Investments	5.7%
Total	104.5%

The accompanying notes are an integral part of these Schedule of Investments.

M Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

M Fund, Inc. (the “Company”) was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  As of September 30, 2009, the Company consisted of four separate diversified investment portfolios:  Brandes International Equity Fund, Turner Core Growth Fund, Frontier Capital Appreciation Fund and Business Opportunity Value Fund (each singularly a “Fund” or collectively the “Funds”), each of which is, in effect, a separate mutual fund.

1.              Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies and are consistently followed by the Funds in the preparation of the Schedules of Investments.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange are valued at the most recent bid price. Equity securities and other similar investments traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security  occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value.  The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price.  Debt securities and other fixed-income investments of the Funds with a remaining maturity of sixty-one days or more will be valued on the basis of dealer-supplied quotations or by a pricing service approved by the Company’s Board of Directors. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors.

The Funds adopted Fair Value Measurements and Disclosures — ASC 820 of the Financial Accounting Standards Board (“FASB”) “Accounting Standards Codification”, originally issued as FASB Statement No. 157, “Fair Value Measurements”.

In accordance with ASC 820, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments;

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The Funds adopted ASC 820-10 originally issued as FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”), effective January 1, 2009.  It provides additional guidance for estimating fair value in accordance with ASC 820-10 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.

The Funds had all long-term investments at Level 1, with corresponding industries as represented in the portfolio of investments, and all short-term investments at Level 2, as of September 30, 2009.

Security Lending

The Funds participate in a securities lending program whereby each Fund may loan its portfolio securities in an amount up to 33 1/3% of its total assets.  The Funds receive cash (U.S. currency) as collateral against the loaned securities.  Such collateral is invested by the securities lending agent in a money market mutual fund that meets certain quality and diversification requirements. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day.

The collateral received is recorded on a lending Fund’s statement of assets and liabilities, along with the related obligation to return the collateral.  A Fund may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan.  Should the borrower of the securities fail financially, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers that are deemed to be of good financial standing. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the United States Internal Revenue Code.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is the source of the Fund’s securities lending income, which is divided between the Fund and custodian, as the securities lending agent.

At September 30, 2009, the value of the securities on loan and the value of the related collateral were as follows:

	Market Value of Loaned Securities	Market Value of Collateral
Brandes International Equity Fund	$54,667,079	$57,452,812
Turner Core Growth Fund	8,827,082	9,044,873
Frontier Capital Appreciation Fund	35,524,547	36,479,305
Business Opportunity Value Fund	3,817,665	3,910,446

2.    Tax Information

At September 30, 2009, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation

Brandes International Equity Fund	$465,708,785	$24,425,995	$(117,565,025)	$(93,139,030)
Turner Core Growth Fund	92,309,026	15,690,727	(2,823,928)	12,866,799
Frontier Capital Appreciation Fund	157,888,943	30,321,616	(15,244,067)	15,077,549
Business Opportunity Value Fund	81,117,855	13,313,010	(7,706,303)	5,606,707

The Funds are subject to the provisions of ASC 740 originally issued as FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have any unrecognized tax benefits at September 30, 2009, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended September 30, 2009, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

3.    Subsequent Events

In accordance with the provisions set forth in Subsequent Events — ASC 855 of the FASB “Accounting Standards Codification”, originally issued as FASB Statement of Financial Accounting Standards No. 165 “Subsequent Events”, adopted by the Funds as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Funds’ financial statements through November 19, 2009.  Management has determined that material events require disclosure in the Fund’s financial statement through this date.

Effective October 12, 2009, DSM Capital Partners LLC replaced Turner Capital Partners as the sub adviser to the Turner Core Growth Fund.  Also, effective October 12, 2009, the name of the Turner Core Growth Fund changed to the M Large Cap Growth Fund.

Effective October 12, 2009, the management fee of the Turner Core Growth Fund increased from 0.45% of the Fund’s average daily net assets to 0.65% of the first $50 million, 0.60% of the next $50 million and 0.55% of amounts in excess of $100 million of the average daily net assets of the Fund.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report on Form N-Q, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that the information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

	By:	/s/ Daniel F. Byrne
Daniel F. Byrne, President (as Principal Executive Officer)

Date	November 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daniel F. Byrne
Daniel F. Byrne, President (as Principal Executive Officer)
Date	November 9, 2009

	By:	/s/ David Lees
David Lees, Secretary / Treasurer (as Principal Financial Officer)

Date	November 9, 2009